High Income Securities Fund
Portfolio of Investments
November 30, 2023

	Shares	Value
INVESTMENT COMPANIES - 60.93%
Business Development Companies - 17.82%
Barings BDC, Inc.	283,740	$2,559,335
CION Investment Corp.	617,720	6,535,478
Crescent Capital BDC, Inc.	55,307	922,521
FS KKR Capital Corp.	374,220	7,394,587
Logan Ridge Finance Corp.	81,300	1,817,868
PennantPark Investment Corp.	41,601	268,742
PhenixFIN Corp. (a)	19,193	726,935
Portman Ridge Finance Corp.	157,289	2,642,455
		22,867,921
Closed-End Funds - 43.11%
abrdn Global Dynamic Dividend Fund	46,058	418,667
Apollo Tactical Income Fund, Inc.	147,041	1,886,536
Bancroft Fund Ltd.	12,269	183,544
BlackRock California Municipal Income Trust	197,371	2,224,371
Blackrock ESG Capital Allocation Trust	285,700	4,459,777
Blackstone Strategic Credit Fund	70,827	774,847
BNY Mellon Municipal Income, Inc.	622,204	3,913,663
BNY Mellon Strategic Municipal Bond Fund, Inc.	288,000	1,558,080
Carlyle Credit Income Fund	183,584	1,417,268
Destra Multi-Alternative Fund	161,097	976,248
DWS Municipal Income Trust	634,832	5,389,724
DWS Strategic Municipal Income Trust	152,711	1,264,447
Eaton Vance New York Municipal Bond Fund	276,967	2,567,484
Ellsworth Growth and Income Fund Ltd.	60,962	463,311
Federated Hermes Premier Municipal Income Fund	2,970	30,888
First Trust High Yield Opportunities 2027 Term Fund	35,903	487,563
First Trust MLP and Energy Income Fund	9,498	83,677
Herzfeld Caribbean Basin Fund Inc/The	1	3
Highland Income Fund	348,051	2,902,745
Invesco High Income 2024 Target Term Fund	72,134	481,855
MFS High Yield Municipal Trust	629,787	1,993,276
MFS Investment Grade Municipal Trust	112,288	816,334
Morgan Stanley Emerging Markets Debt Fund, Inc.	119,603	781,008
Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	100,365	468,705
Neuberger Berman Municipal Fund, Inc.	27,493	272,181
Neuberger Berman Next Generation Connectivity Fund, Inc.	397,605	4,234,493
New America High Income Fund, Inc.	123,071	839,344
Nuveen Floating Rate Income Fund	257,260	2,055,507
Nuveen Multi-Asset Income Fund	20,588	240,262
NXG NextGen Infrastructure Income Fund	55,307	1,768,165
PGIM Global High Yield Fund, Inc.	176,072	1,942,074
Principal Real Estate Income Fund	135,659	1,264,342
Saba Capital Income & Opportunities Fund	317,818	2,485,337
Templeton Global Income Fund	73,463	287,240
Tortoise Energy Independence Fund, Inc.	49,741	1,440,002
Tortoise Power and Energy Infrastructure Fund, Inc.	78,537	1,065,747
Virtus Total Return Fund, Inc.	330,542	1,778,316
Western Asset Intermediate Muni Fund, Inc.	13,483	100,853
		55,317,884
Total Investment Companies (Cost $83,058,634)		78,185,805

	Shares/Units
EXCHANGE TRADED FUNDS - 0.91%
First Trust Active Global Quality Income ETF (a)	91,715	1,169,366
Total Exchange Traded Funds (Cost $1,129,040)		1,169,366

	Shares/Units
SPECIAL PURPOSE ACQUISITION VEHICLES - 10.72%
99 Acquisition Group, Inc. (a)	121,137	1,229,541
Ai Transportation Acquisition Corp. (a)(e)	10,000	101,700
Alpha Partners Technology Merger Corp. (a)(e)	22,776	242,564
Alphatime Acquisition Corp. (a)(e)	35,000	375,200
AP Acquisition Corp. (a)(e)	32,500	359,125
Ares Acquisition Corp II (a)(e)	19,001	197,040
Arrowroot Acquisition Corp. (a)	8,870	93,135
Bowen Acquisition Corp. (a)(e)	14,216	146,425
Chenghe Acquisition Co. (a)(e)	6,576	71,876
Colombier Acquisition Corp II (a)(e)	38,002	380,400
Churchill Capital Corp. VI (a)	34,700	363,656
Churchill Capital Corp. VII (a)	58,805	616,864
EVe Mobility Acquisition Corp. (a)(e)	40,963	442,400
Gores Holdings IX, Inc. (a)	64,338	673,619
Inflection Point Acquisition Corp II (a)(e)	35,972	370,152
Israel Acquisitions Corp. (a)(e)	23,180	246,867
Live Oak Crestview Climate Acquisition Corp. (a)(b)	97,689	1,018,896
Pearl Holdings Acquisition Corp. (a)(e)	42,865	462,513
Pono Capital Three, Inc. (a)(e)	16,038	169,682
Screaming Eagle Acquisition Corp. (a)(e)	233,798	2,468,908
SK Growth Opportunities Corp. (a)(e)	3,615	39,187
TG Venture Acquisition Corp. (a)	190,793	2,068,196
Spring Valley Acquisition Corp II (a)(e)	115,679	1,247,031
Trailblazer Merger Corp I (a)	36,458	379,528
Total Special Purpose Acquisition Vehicles (Cost $13,428,719)		13,764,505

	Shares
OTHER COMMON STOCKS - 0.90%
Real Estate Investment Trusts - 0.90%
NexPoint Diversified Real Estate Trust	142,754	1,150,597
Total Other Common Stocks (Cost $2,107,533)		1,150,597

PREFERRED STOCKS - 8.63%
Business Development Companies - 4.71%
OFS Credit Co, Inc., 5.250%	60,000	1,331,400
SuRo Capital Corp., 6.000%	200,000	4,708,001
		6,039,401
Closed-End Funds - 1.52%
XAI Octagon Floating Rate Alternative Income Term Trust, 6.500%	80,000	1,952,000
Metal Processors & Fabrication - 0.09%
Steel Partners Holdings LP, 6.000%	4,785	114,122
Real Estate Investment Trusts - 2.11%
Brookfield DTLA Fund Office Trust Investor, Inc., 7.625% (a)	1,615	81
Cedar Realty Trust, Inc.- Series C, 6.500%	101,456	1,217,472
NexPoint Diversified Real Estate Trust - Series A, 5.500%	94,082	1,496,120
		2,713,673
Real Estate Operations and Development - 0.20%
Harbor Custom Development, Inc - Series A, 8.000%	131,166	257,085
Retail - Catalog Shopping - 0.00%
iMedia Brands, Inc., 8.500% (b)	27,802	0
Total Preferred Stocks (Cost $15,843,673)		11,076,281

LIQUIDATING TRUSTS - 0.33%
Copper Property CTL Pass Through Trust	41,981	424,848
Total Liquidating Trusts (Cost $480,193)		424,848

	Principal Amount
CORPORATE OBLIGATIONS - 0.46%
Lamington Road DAC
8.000%, 04/07/2121 (b)(c)(d)(e)		322,920
9.750%, 04/07/2121 (b)(c)(d)(e)		262,155
Total Corporate Obligations (Cost $996,352)		585,075

	Shares
RIGHTS - 0.01% (a)
Lakeshore Acquisition II Corp. (Expiration: November 18, 2026) (a)(e)	–	7,741
Nocturne Acquisition Corp. (Expiration: December 26, 2025) (a)(e)	–	2,440
Total Rights (Cost $25,868)		10,181

WARRANTS - 0.02% (a)
AGBA Group Holding Ltd. (a)(e)
Expiration: March 2027
Exercise Price: $11.50	36,750	728
Andretti Acquisition Corp. (a)(e)
Expiration: March 2028
Exercise Price: $11.50	25,000	5,500
Ault Disruptive Technologies Corp. (a)
Expiration: June 2028
Exercise Price: $11.50	48,000	288
Cartesian Growth Corp. II (a)(e)
Expiration: July 2028
Exercise Price: $11.50	33,333	4,333
Churchill Capital Corp. VI (a)(b)
Expiration: February 2026
Exercise Price: $11.50	6,940	–
Churchill Capital Corp. VII (a)
Expiration: February 2028
Exercise Price: $11.50	11,761	1,176
Digital Health Acquisition Corp. (a)
Expiration: November 2026
Exercise Price: $11.50	84,000	848
ExcelFin Acquisition Corp. (a)
Expiration: October 2028
Exercise Price: $11.50	25,000	420
HNR Acquisition Corp. (a)
Expiration: February 2026
Exercise Price: $11.50	37,000	2,960
Lakeshore Acquisition II Corp. (a)(e)
Expiration: November 2026
Exercise Price: $11.50	29,750	155
LAMF Global Ventures Corp. I (a)(e)
Expiration: November 2026
Exercise Price: $11.50	25,000	1,525
Landcadia Holdings IV, Inc. (a)
Expiration: March 2028
Exercise Price: $11.50	12,500	524
LIV Capital Acquisition Corp II (a)(e)
Expiration: February 2027
Exercise Price: $11.50	41,625	1,203
Northern Star Investment Corp. III (a)
Expiration: February 2028
Exercise Price: $11.50	7,666	50
OPY Acquisition Corp I (a)
Expiration: September 2026
Exercise Price: $11.50	50,000	1,005
Quantum FinTech Acquisition Corp. (a)
Expiration: January 2026
Exercise Price: $11.50	33,000	1,650
Relativity Acquisition Corp. (a)(b)
Expiration: December 2029
Exercise Price: $11.50	21,700	–
Screaming Eagle Acquisition Corp. (a)(e)
Expiration: January 2027
Exercise Price: $11.50	33,333	2,000
Seaport Global Acquisition II Corp. (a)
Expiration: November 2026
Exercise Price: $11.50	50,000	15
Target Global Acquisition I Corp. (a)(e)
Expiration: December 2026
Exercise Price: $11.50	23,633	1,063
TG Venture Acquisition Corp. (a)
Expiration: August 2028
Exercise Price: $11.50	74,000	888
Total Warrants (Cost $194,166)		26,331

MONEY MARKET FUNDS - 14.62%
Fidelity Investments Money Market Funds - Government Portfolio, 5.242% (d)		9,381,165
STIT - Treasury Portfolio, 5.281% (d)		9,381,165
Total Money Market Funds (Cost $18,762,330)		18,762,330

Total Investments (Cost $136,026,508) - 97.53%		125,155,319
Liabilities in Excess of Other Assets - 2.47%		3,175,694
TOTAL NET ASSETS- 100.00%		128,331,013

Percentages are stated as a percent of net assets.

(a) Non-income producing security.
(b) The rate shown represents the 7-day yield at November 30, 2023.
(c) Fair valued securities. The total market value of these securities was $585,075, representing 0.46% of net assets. Value determined using significant unobservable inputs.
(d) The coupon rate shown represents the rate at November 30, 2023.
(e) Foreign-issued security.

Abbreviations:
BDC Business Development Company.
LTD. Limited Liability Company.

The accompanying notes are an integral part of these schedule of investments.

Security valuation - Portfolio securities and other investments are valued using policies and procedures adopted by the Trustees. The Trustees have formed a Valuation
Committee to oversee the implementation of these procedures.

Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under Accounting Standards Codification 820 Fair Value Measurements and Disclosures (ASC 820). If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.

Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.

Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees. Such services or dealers determine valuations for normal institutional size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.

Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the Fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the Fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

To the extent a pricing service or dealer is unable to value a security, the security will be valued at fair value in accordance with policies and procedures approved by the Trustees.
Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S.
Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the Fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various input and valuation techniques used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2—Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.
These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3—Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuations according to the inputs used as of November 30, 2023 in valuing the Fund's investments:

	Quoted Prices in Active	Significant Other
	Markets for Identical	Observable Inputs	Unobservable Inputs
	Investments (Level 1)	(Level 2)	(Level 3)	Total
Investment Companies
Business Development Companies	$22,867,921	$-	$-	$22,867,921
Closed-End Funds	55,317,884	-	-	55,317,884
Exchange Traded Funds	1,169,366	-	-	1,169,366
Special Purpose Acquisition Vehicles	10,200,513	2,545,096	1,018,896	13,764,505
Other Common Stock	1,150,597	-	-	1,150,597
Preferred Stocks	11,076,281	-	-	11,076,281
Liquidating Trusts	-	424,848	-	424,848
Corporate Obligations	-	-	585,075	585,075
Rights	7,741	2,440	-	10,181
Warrants	18,089	8,242	-	26,331
Money Market Funds	18,762,330	-	-	18,762,330
Total	$120,570,722	$2,980,626	$1,603,971	$125,155,319

At the start and close of the reporting period, Level 3 investments in securities represented 1% of the fund’s net assets and were not considered a significant portion of the fund’s portfolio.

The fair value of derivative instruments as reported within the Schedule of Investments as of November 30, 2023:

Derivatives not accounted for as hedging instruments	Statement of Assets & Liabilities Location	Value
Equity Contracts - Warrants	Investments, at value	$26,331

The effect of derivative instruments on the Statement of Operations for the period ended November 30, 2023:

	Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Statement of Operations Location	Value
Equity Contracts - Warrants	Net Realized Gain on Investments	$908

	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Statement of Operations Location	Total
Equity Contracts - Warrants	Net change in unrealized appreciation of investments	$(21,529)